Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		6,445
Number of Shares, Granted		1,432
Number of Shares, Exercised		(500)
Number of Shares, Forfeited/Expired		(215)
Number of Shares, Outstanding, Ending Balance		7,162	6,445
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		6,572
Number of Shares, Exercisable, Ending Balance		2,796
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.419
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.377	$ 0.419
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.411
Weighted Average Exercise Price, Exercisable, Ending balance, and expected to vest thereafter		$ 0.033
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		4 years 5 months 12 days	5 years 3 months 14 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		4 years 5 months 12 days	5 years 3 months 14 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		4 years 4 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		4 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 29,887
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	27,198
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 11,819

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $4.55 on the last trading day in 2019 and the exercise price of the options.